Reserves for Losses and Loss Adjustment Expenses - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior year claims and claims adjustment expense	$ 4.7	$ (16.0)	$ (31.1)	$ 32.4
Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior year claims and claims adjustment expense			10.3	103.2
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior year claims and claims adjustment expense			$ (41.4)	$ (70.8)